N-2 - USD ($)			1 Months Ended	3 Months Ended	6 Months Ended		9 Months Ended		12 Months Ended
		Feb. 14, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cover [Abstract]
Entity Central Index Key		0001747172
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-283316
Document Type		N-2/A
Document Registration Statement		true
Pre-Effective Amendment		true
Pre-Effective Amendment Number		3
Post-Effective Amendment		false
Investment Company Act Registration		false
Investment Company Registration Amendment		false
Entity Registrant Name		Kayne Anderson BDC, Inc.
Entity Address, Address Line One		717 Texas Avenue
Entity Address, Address Line Two		Suite 2200
Entity Address, City or Town		Houston
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		77002
City Area Code		(713)
Local Phone Number		493-2020
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		false
Business Development Company [Flag]		true
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Selling Stockholder Transaction Expenses:
Sales Load (as a percentage of offering price)(1)	—
Offering expenses (as a percentage of offering price)(2)	—
Dividend Reinvestment Plan Fees(3)	$15.00
Total Stockholder Transaction Expenses (as a percentage of offering price)	—

(1)      To the extent the selling stockholder sells any shares of common stock covered by this prospectus pursuant to an underwritten offering, any sales load (underwriting discount and commission) with respect to the shares of our common stock sold by the selling stockholder in an underwritten offering, which is a fee paid to the underwriters by the selling stockholder, shall be disclosed in a related prospectus supplement.

(2)      To the extent the selling stockholder sells any shares of common stock covered by this prospectus pursuant to an underwritten offering, the selling stockholder shall provide a prospectus supplement containing specific information about the terms of the applicable offering. Any related prospectus supplement will disclose the estimated amount of offering expenses, the offering price and the estimated amount of offering expenses borne by the selling stockholder as a percentage of the offering price.

(3)      Participants in the dividend reinvestment plan may withdraw at any time by giving notice to the DRIP administrator. There is no brokerage charge for reinvestment of dividends or distributions in common stock. However, all participants will pay a pro rata share of brokerage commissions incurred by the DRIP administrator when it makes open market purchases. If a DRIP participant elects to have the DRIP Administrator sell its shares in connection with a withdrawal from the DRIP, the DRIP administrator is authorized to deduct a $15 transaction fee plus a $0.10 per share brokerage commission from the proceeds.

The expenses of the dividend reinvestment plan are included in “other expenses” in the table above. Our common stockholders will ultimately bear indirectly the DRIP administrator’s fees. For additional information, see “Dividend Reinvestment Plan.”

Sales Load [Percent]	[1]
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 15
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[3]
Other Transaction Expense 2 [Percent]
Annual Expenses [Table Text Block]
Annual Expenses (as a percentage of net assets attributable to common stock)(4)
Management Fees(5)	2.00%
Incentive Fees(6)	1.91%
Interest Payments and fees paid on Borrowed Funds(7)	8.81%
Other Expenses(8)	0.36%
Total Annual Expenses	13.08%
Management Fee Waiver(9)	(0.50)%
Total Net Annual Expenses	12.58%

(4)      Net assets employed as the denominator for expense ratio computation is $1,176 million.

(5)      Includes management fees paid by Kayne Anderson BDC Financing, LLC (“KABDCF”) and Kayne Anderson BDC Financing II, LLC (“KABDCF II”), respectively.

The base management fee is calculated at an annual rate of 1.00% of the fair market value of our investments including, in each case, assets purchased with borrowings under credit facilities and issuances of senior unsecured notes, but excluding cash, U.S. government securities and commercial paper instruments maturing within one year of purchase.

(6)      The Incentive Fee will consist of two components that are independent of each other, with the result that one component may be payable even if the other is not. A portion of the Incentive Fee is based on our income and a portion is based on our capital gains. The table reflects each incentive fee calculated at a rate of 15.0%. Amounts waived by the Advisor pursuant to the Fee Waiver Agreement are not subject to recoupment by the Advisor.

(7)      Interest payments on borrowed funds represents an estimate of our annualized interest expense based on borrowings under credit facilities and issuances of senior unsecured notes. The assumed weighted average interest rate outstanding under our credit facilities and senior unsecured notes was 8.81%. We also will further borrow under credit facilities and/or issue senior unsecured notes in the future in order to finance our investments and may issue preferred stock, subject to our compliance with applicable requirements under the 1940 Act.

(8)      “Other Expenses” includes estimated general and administrative expenses, professional fees and director fees and is based on amounts estimated for the current fiscal year. Includes expenses paid by KABDCF and KABCF II, respectively.

(9)      On March 6, 2024, the Company and the Advisor entered into the Fee Waiver Agreement, which became effective upon closing of the IPO and extends for at least 12 months from the closing of the IPO. Pursuant to the Fee Waiver Agreement, the Advisor has waived its right to receive the base management fee at an annual rate of 0.25% for one year following the completion of the IPO. The base management fee waiver pursuant to the Fee Waiver Agreement may only be terminated by the Board and may not be terminated by the Advisor. Amounts waived by the Advisor pursuant to the Fee Waiver Agreement will not be subject to recoupment by the Advisor.

Management Fees [Percent]	[4],[5]	2.00%
Interest Expenses on Borrowings [Percent]	[5],[6]	8.81%
Incentive Fees [Percent]	[5],[7]	1.91%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[5],[8]	0.36%
Total Annual Expenses [Percent]		13.08%
Waivers and Reimbursements of Fees [Percent]	[5],[9]	(0.50%)
Net Expense over Assets [Percent]		12.58%
Expense Example [Table Text Block]

Example

The following example demonstrates the projected dollar amount of total cumulative expenses over various periods with respect to a hypothetical investment in our shares of common stock. In calculating the following expense amounts, we have assumed that our annual operating expenses would remain at the levels set forth in the table above. Since the selling stockholder will pay any transaction expenses associated with selling of its shares, the transaction expenses are excluded from the table below.

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return resulting entirely from net realized capital gains(1)	$121	$344	$532	$884
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return resulting entirely from net investment income(2)	$104	$302	$476	$826

____________

(1)      Assumes no unrealized capital depreciation or realized capital losses and 5% annual return on our portfolio resulting entirely from net realized capital gains (and therefore subject to the capital gains incentive fee). Because our investment strategy involves investments that primarily generate current income, we believe that a 5% annual return resulting from realized capital gains is unlikely.

(2)      The income based incentive fee is subject to a 6.00% hurdle. Accordingly, no incentive fee would be payable in this example.

Purpose of Fee Table , Note [Text Block]

The selling stockholder will pay any underwriting discounts and commissions and expenses incurred by it for brokerage, accounting, tax or legal services or any other expenses incurred by it in selling its shares of our common stock. We will not bear any expenses associated with any offering by the selling stockholder, other than expenses and fees relating to the registration of the securities covered by this prospectus. The following table is intended to assist you in understanding the costs and expenses associated with the offering. We caution you that some of the percentages indicated in the table below are estimates and may vary. The expenses shown in the table under “Annual Expenses” are based on estimated amounts for our current fiscal year assuming a debt-to-equity ratio of 1.00x (which equates to asset coverage of 200%). The following table should not be considered a representation of our future expenses. Actual expenses may be greater or less than shown.

Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Expenses, Note [Text Block]		“Other Expenses” includes estimated general and administrative expenses, professional fees and director fees and is based on amounts estimated for the current fiscal year. Includes expenses paid by KABDCF and KABCF II, respectively.
Management Fee not based on Net Assets, Note [Text Block]

(5)      Includes management fees paid by Kayne Anderson BDC Financing, LLC (“KABDCF”) and Kayne Anderson BDC Financing II, LLC (“KABDCF II”), respectively.

The base management fee is calculated at an annual rate of 1.00% of the fair market value of our investments including, in each case, assets purchased with borrowings under credit facilities and issuances of senior unsecured notes, but excluding cash, U.S. government securities and commercial paper instruments maturing within one year of purchase.

Financial Highlights [Abstract]
Senior Securities [Table Text Block]
Class and Period	Total Amount Outstanding Exclusive of Treasury Securities(1) ($ in millions)	Asset Coverage per Unit(2) ($ in millions)	Involuntary Liquidating Preference per Unit(3)	Average Market Value per Unit(4)
Corporate Credit Facility
September 30, 2024 (unaudited)	$221	$2,510	—	N/A
June 30, 2024 (unaudited)	$75	$2,890	—	N/A
March 31, 2024 (unaudited)	$198	$2,230	—	N/A
December 31, 2023	$234	$1,980	—	N/A
September 30, 2023 (unaudited)	$192	$2,140	—	N/A
June 30, 2023 (unaudited)	$237	$2,010	—	N/A
December 31, 2022	$269	$2,030	—	N/A
December 31, 2021	—	—	—	N/A

Revolving Funding Facility
September 30, 2024 (unaudited)	$409	$2,510	—	N/A
June 30, 2024 (unaudited)	$389	$2,890	—	N/A
March 31, 2024 (unaudited)	$319	$2,230	—	N/A
December 31, 2023	$306	$1,980	—	N/A
September 30, 2023 (unaudited)	$306	$2,140	—	N/A
June 30, 2023 (unaudited)	$320	$2,010	—	N/A
December 31, 2022	$200	$2,030	—	N/A
December 31, 2021	—	—	—	N/A

Revolving Funding Facility II(5)
September 30, 2024 (unaudited)	$83	$2,510	—	N/A
June 30, 2024 (unaudited)	$83	$2,890	—	N/A
March 31, 2024 (unaudited)	$67	$2,230	—	N/A
December 31, 2023	$70	$1,980	—	N/A
September 30, 2023 (unaudited)	—	—	—	N/A
June 30, 2023 (unaudited)	—	—	—	N/A
December 31, 2022	—	—	—	N/A
December 31, 2021	—	—	—	N/A
Class and Period	Total Amount Outstanding Exclusive of Treasury Securities(1) ($ in millions)	Asset Coverage per Unit(2) ($ in millions)	Involuntary Liquidating Preference per Unit(3)	Average Market Value per Unit(4)
Subscription Credit Agreement(6)
September 30, 2024 (unaudited)	—	—	—	N/A
June 30, 2024 (unaudited)	—	—	—	N/A
March 31, 2024 (unaudited)	—	—	—	N/A
December 31, 2023	$10.8	$1,980	—	N/A
September 30, 2023 (unaudited)	$25	$2,140	—	N/A
June 30, 2023 (unaudited)	$9	$2,010	—	N/A
December 31, 2022	$108	$2,030	—	N/A
December 31, 2021	$105	$2,170	—	N/A

Loan and Security Agreement (LSA)(7)
September 30, 2024 (unaudited)	—	—	—	N/A
June 30, 2024 (unaudited)	—	—	—	N/A
March 31, 2024 (unaudited)	—	—	—	N/A
December 31, 2023	—	—	—	N/A
September 30, 2023 (unaudited)	—	—	—	N/A
June 30, 2023 (unaudited)	—	—	—	N/A
December 31, 2022	—	—	—	N/A
December 31, 2021	$162	$2,170	—	N/A

Notes
September 30, 2024 (unaudited)	$75	$2,510	—	N/A
June 30, 2024 (unaudited)	$75	$2,890	—	N/A
March 31, 2024 (unaudited)	$75	$2,230	—	N/A
December 31, 2023	$75	$1,980	—	N/A
September 30, 2023 (unaudited)	$75	$2,140	—	N/A
June 30, 2023 (unaudited)	$75	$2,010	—	N/A
December 31, 2022	—	—	—	N/A
December 31, 2021	—	—	—	N/A

(1)      Total amount of senior securities outstanding at the end of the period presented.

(2)      Asset coverage per unit is the ratio of the carrying value of our total assets, less all liabilities excluding indebtedness represented by senior securities in this table, to the aggregate amount of senior securities representing indebtedness. Asset coverage per unit is expressed in terms of dollar amounts per $1,000 of indebtedness and is calculated on a consolidated basis.

(3)      The amount to which such class of senior security would be entitled upon our involuntary liquidation in preference to any security junior to it.

(4)      Not applicable because the senior securities are not registered for public trading.

(5)      The Revolving Funding Facility II was entered into on December 22, 2023.

(6)      The Subscription Credit Agreement was terminated on April 1, 2024.

(7)      The Loan and Security Agreement (“LSA”) was terminated on February 18, 2022.

Senior Securities Amount	[10]		$ 75,000,000	$ 75,000,000	$ 75,000,000	$ 75,000,000	$ 75,000,000	$ 75,000,000	$ 75,000,000
Senior Securities Coverage per Unit	[11]		$ 2,890,000,000	$ 2,230,000,000	$ 2,890,000,000	$ 2,010,000,000	$ 2,510,000,000	$ 2,140,000,000	$ 1,980,000,000
Preferred Stock Liquidating Preference	[12]
Senior Securities Average Market Value per Unit	[13]
Senior Securities, Note [Text Block]

SENIOR SECURITIES

Information about the Company’s senior securities is shown as of the dates indicated in the below table. This information about the Company’s senior securities should be read in conjunction with the Company’s audited consolidated financial statements and related notes thereto included in its most recent Annual Report on Form 10-K. The report of our independent registered public accounting firm as of December 31, 2023, December 31, 2022 and December 31, 2021 is included in our recent Annual Reports on Form 10-K and is incorporated by reference into the registration statement of which this prospectus, any accompanying prospectus supplement (if any) and any related free writing prospectus is part.

Class and Period	Total Amount Outstanding Exclusive of Treasury Securities(1) ($ in millions)	Asset Coverage per Unit(2) ($ in millions)	Involuntary Liquidating Preference per Unit(3)	Average Market Value per Unit(4)
Corporate Credit Facility
September 30, 2024 (unaudited)	$221	$2,510	—	N/A
June 30, 2024 (unaudited)	$75	$2,890	—	N/A
March 31, 2024 (unaudited)	$198	$2,230	—	N/A
December 31, 2023	$234	$1,980	—	N/A
September 30, 2023 (unaudited)	$192	$2,140	—	N/A
June 30, 2023 (unaudited)	$237	$2,010	—	N/A
December 31, 2022	$269	$2,030	—	N/A
December 31, 2021	—	—	—	N/A

Revolving Funding Facility
September 30, 2024 (unaudited)	$409	$2,510	—	N/A
June 30, 2024 (unaudited)	$389	$2,890	—	N/A
March 31, 2024 (unaudited)	$319	$2,230	—	N/A
December 31, 2023	$306	$1,980	—	N/A
September 30, 2023 (unaudited)	$306	$2,140	—	N/A
June 30, 2023 (unaudited)	$320	$2,010	—	N/A
December 31, 2022	$200	$2,030	—	N/A
December 31, 2021	—	—	—	N/A

Revolving Funding Facility II(5)
September 30, 2024 (unaudited)	$83	$2,510	—	N/A
June 30, 2024 (unaudited)	$83	$2,890	—	N/A
March 31, 2024 (unaudited)	$67	$2,230	—	N/A
December 31, 2023	$70	$1,980	—	N/A
September 30, 2023 (unaudited)	—	—	—	N/A
June 30, 2023 (unaudited)	—	—	—	N/A
December 31, 2022	—	—	—	N/A
December 31, 2021	—	—	—	N/A
Class and Period	Total Amount Outstanding Exclusive of Treasury Securities(1) ($ in millions)	Asset Coverage per Unit(2) ($ in millions)	Involuntary Liquidating Preference per Unit(3)	Average Market Value per Unit(4)
Subscription Credit Agreement(6)
September 30, 2024 (unaudited)	—	—	—	N/A
June 30, 2024 (unaudited)	—	—	—	N/A
March 31, 2024 (unaudited)	—	—	—	N/A
December 31, 2023	$10.8	$1,980	—	N/A
September 30, 2023 (unaudited)	$25	$2,140	—	N/A
June 30, 2023 (unaudited)	$9	$2,010	—	N/A
December 31, 2022	$108	$2,030	—	N/A
December 31, 2021	$105	$2,170	—	N/A

Loan and Security Agreement (LSA)(7)
September 30, 2024 (unaudited)	—	—	—	N/A
June 30, 2024 (unaudited)	—	—	—	N/A
March 31, 2024 (unaudited)	—	—	—	N/A
December 31, 2023	—	—	—	N/A
September 30, 2023 (unaudited)	—	—	—	N/A
June 30, 2023 (unaudited)	—	—	—	N/A
December 31, 2022	—	—	—	N/A
December 31, 2021	$162	$2,170	—	N/A

Notes
September 30, 2024 (unaudited)	$75	$2,510	—	N/A
June 30, 2024 (unaudited)	$75	$2,890	—	N/A
March 31, 2024 (unaudited)	$75	$2,230	—	N/A
December 31, 2023	$75	$1,980	—	N/A
September 30, 2023 (unaudited)	$75	$2,140	—	N/A
June 30, 2023 (unaudited)	$75	$2,010	—	N/A
December 31, 2022	—	—	—	N/A
December 31, 2021	—	—	—	N/A

(1)      Total amount of senior securities outstanding at the end of the period presented.

(2)      Asset coverage per unit is the ratio of the carrying value of our total assets, less all liabilities excluding indebtedness represented by senior securities in this table, to the aggregate amount of senior securities representing indebtedness. Asset coverage per unit is expressed in terms of dollar amounts per $1,000 of indebtedness and is calculated on a consolidated basis.

(3)      The amount to which such class of senior security would be entitled upon our involuntary liquidation in preference to any security junior to it.

(4)      Not applicable because the senior securities are not registered for public trading.

(5)      The Revolving Funding Facility II was entered into on December 22, 2023.

(6)      The Subscription Credit Agreement was terminated on April 1, 2024.

(7)      The Loan and Security Agreement (“LSA”) was terminated on February 18, 2022.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective, Principal Strategy and Investment Structures

Our investment objective is to generate current income and, to a lesser extent, capital appreciation. We intend to have nearly all of our debt investments in private middle market companies. We use “private” to refer to companies that are not traded on a securities exchange and define “middle market companies” as companies that, in general, generate between $10 million and $150 million of annual EBITDA. Further, we refer to companies that generate between $10 million and $50 million of annual EBITDA as “core middle market companies” and companies that generate between $50 million and $150 million of annual EBITDA as “upper middle market companies.” We typically adjust EBITDA for non-recurring and/or normalizing items to assess the financial performance of our borrowers over time.

We achieve our investment objective by investing primarily in first lien senior secured loans, with a secondary focus on unitranche and split-lien loans to private middle market companies. Under normal market conditions, we expect at least 90% of our portfolio (including investments purchased with proceeds from borrowings under credit facilities and issuances of senior unsecured notes) to be invested in first lien senior secured, unitranche and split-lien loans. Our investment decisions are made on a case-by-case basis. We expect that a majority of these debt investments will be made in core middle market companies and will have stated maturities of three to six years. We expect that the loans in which we principally invest will be to companies that are located in the United States. We determine the location of a company as being in the United States by (i) such company being organized under the laws of one of the states in the United States; or (ii) during its most recent fiscal year, such company derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the United States or has at least 50% of its assets in the United States.

Risk Factors [Table Text Block]

RISK FACTORS

Investing in shares of our common stock involves a number of significant risks. Before you invest in shares of our common stock, you should be aware of various risks, including those described in this prospectus, any accompanying prospectus supplement, any related free writing prospectus we may authorize in connection with a specific offering, “Part I, Item IA. Risk Factors” in our most recent Annual Report on Form 10-K, which is incorporated by reference herein in their entirety, “Part II, Item 1A. Risk Factors” in our most recent Quarterly Report on Form 10-Q, which is incorporated by reference herein in their entirety, and any document incorporated by reference herein. You should carefully consider these risk factors, together with all of the other information included in this prospectus, any accompanying prospectus supplement and any related free writing prospectus we may authorize in connection with a specific offering, before you decide whether to make an investment in shares of our common stock. The risks set out and described in these documents are not the only risks we face. Additional risks and uncertainties not presently known to us or not presently deemed material by us may also impair our business, operations and performance. If any of the following events occur, our business, financial condition, results of operations and cash flows could be materially and adversely affected. In such case, our NAV could decline, and you may lose all or part of your investment. Please also read carefully the section titled “Cautionary Notice Regarding Forward-Looking Statements.”

Risks Relating to This Offering

The number of shares being registered for sale is significant in relation to the number of our outstanding shares of common stock and the sale of the shares by the selling stockholder could increase volatility in the market price of our common stock, including by depressing the price of our common stock.

We have filed a registration statement of which this prospectus is a part to register 12,181,352 shares offered hereunder for sale into the public market by the selling stockholder. These shares represent approximately 17.1% of our issued and outstanding common stock as of February 13, 2025. The selling stockholder may resell all, some, or none of the shares offered hereby at its discretion and, if sold in the market all at once or at about the same time, the sale could increase volatility in the market price of our common stock during the period the registration statement remains effective, including by depressing the price our common stock and could also affect our ability to raise equity capital.

It is not possible to predict the actual number of shares the selling stockholder will sell under this offering, or the actual gross proceeds resulting from those sales. Further, we will not receive any of the proceeds from the sale of the shares offered hereby.

This prospectus relates to the proposed resale, from time to time, in one or more offerings or series, by the selling stockholder of up to 12,181,352 shares of our common stock, which represent approximately 17.1% of our issued and outstanding common stock as of February 13, 2025. The selling stockholder may sell some, all, or none of the shares being offered for resale in this offering and there can be no assurance of when or if the selling stockholder will sell the shares.

Furthermore, all of the shares of common stock offered are being registered for the account of the selling stockholder. We will not receive any of the proceeds from the sale of the shares offered hereunder.

Investors who buy shares at different times will likely pay different prices.

The selling stockholder may resell all, some, or none of such shares in its discretion and at different times and prices. As a result, investors who purchase shares from the selling stockholder in this offering at different times may experience different outcomes in their investment results. Investors may experience a decline in the value of the shares they purchase from the selling stockholder in this offering as a result of future sales made by the selling stockholder at prices lower than the prices such investors paid for their shares in this offering.

Risks Relating to Our Business and Structure

Purchases of shares of our common stock by us under our open market repurchase program, including the Company Rule 10b5-1 Plan, may result in the price of shares of our common stock being higher than the price that otherwise might exist in the open market and are subject to our ability to finance such repurchases.

Our Board has authorized us to repurchase shares of our common stock through an open-market share repurchase program for up to $100 million in the aggregate of shares of our common stock within one year of the closing of the IPO. Pursuant to such authorization and concurrently with the closing of the IPO, we entered into the Company 10b5-1 Plan to acquire up to $100 million in the aggregate of shares of our Common Stock, in accordance with the guidelines specified in Rule 10b-18 and Rule 10b5-1 of the Exchange Act, and will otherwise be subject to applicable law, including Regulation M, which may prohibit purchases under certain circumstances. These activities may have the effect of maintaining the market price of shares our Common Stock or retarding a decline in the market price of the shares of our Common Stock, and, as a result, the price of our shares of Common Stock may be higher than the price that otherwise might exist in the open market.

In addition, we may further borrow under credit facilities and/or issue senior unsecured notes in the future in order to finance repurchases of shares. We can offer no assurance that we will be successful in obtaining suitable debt investments to finance purchases under the Company 10b5-1 Plan. Whether purchases will be made under the Company 10b5-1 Plan and how much will be purchased at any time is uncertain, dependent on prevailing market prices, trading volumes and our ability to finance repurchases, all of which we cannot predict.

Efforts to comply with the Exchange Act and the Sarbanes-Oxley Act will involve significant expenditures, and non-compliance would adversely affect us and the value of our shares of common stock.

As a public entity, we are subject to the reporting requirements of the Exchange Act and requirements of the Sarbanes-Oxley Act. These requirements may place a strain on our systems and resources. The Exchange Act requires that we file annual, quarterly and current reports with respect to our business and financial condition. The Sarbanes-Oxley Act requires that we maintain effective disclosure controls and procedures and internal controls over financial reporting, which are discussed below.

We have implemented procedures, processes, policies and practices for the purpose of addressing such standards and requirements applicable to public companies. Our management will be required to report on our internal control over financial reporting pursuant to Section 404 of the Sarbanes-Oxley Act. We will be required to review on an annual basis our internal control over financial reporting, and on a quarterly and annual basis to evaluate and disclose changes in our internal control over financial reporting. As a result, we expect to incur significant additional annual expenses related to these steps and, among other things, directors’ and officers’ liability insurance, director fees, reporting requirements of the SEC, expenses associated with corporate governance requirements, transfer agent fees, additional administrative expenses payable to the Administrator to compensate them for hiring additional accounting, legal and administrative personnel, increased auditing and legal fees and similar expenses. This process will also result in a diversion of management’s time and attention. We do not know when our evaluation, testing and remediation actions will be completed or its impact on our operations. In addition, we may be unable to ensure that the process is effective or that our internal control over financial reporting is or will be effective. In the event that we are unable to come into and maintain compliance with the Sarbanes-Oxley Act and related rules, we and the value of our securities would be adversely affected.

Our independent registered public accounting firm will not be required to attest to the effectiveness of our internal control over financial reporting until the date we are no longer an emerging growth company under the JOBS Act. Because we do not currently have comprehensive documentation of our internal control and have not yet tested our internal control in accordance with Section 404 of the Sarbanes-Oxley Act, we cannot conclude, as required by Section 404, that we do not have a material weakness in our internal control or a combination of significant deficiencies that could result in the conclusion that we have a material weakness in our internal control. If we are not able to implement the applicable requirements of Section 404 of the Sarbanes-Oxley Act in a timely manner or with adequate compliance, our operations, financial reporting or financial results could be adversely affected. Matters impacting our internal controls may cause us to be unable to report our financial information on a timely basis and thereby subject us to adverse regulatory consequences, including sanctions by the SEC, and result in a breach of the covenants under the agreements governing any of our financing arrangements. There could also be a negative reaction in the financial markets due to a loss of investor confidence in us and the reliability of our financial statements. Confidence in the reliability of our financial statements could also suffer if we or our independent registered public accounting firm were to report a material weakness in our internal controls over financial reporting. This could materially adversely affect us.

Our internal control over financial reporting may not prevent or detect misstatements because of its inherent limitations, including the possibility of human error, the circumvention or overriding of controls, or fraud. Even effective internal controls can provide only reasonable assurance with respect to the preparation and fair presentation of financial statements. If we fail to maintain the adequacy of our internal controls, including any failure to implement required new or improved controls, or if we experience difficulties in their implementation, our business and operating results could be harmed and we could fail to meet our financial reporting obligations.

We finance our investments with borrowings under credit facilities and issuances of senior unsecured notes, which will magnify the potential for gain or loss on amounts invested and may increase the risk of investing in us.

The use of leverage magnifies the potential for gain or loss on amounts invested. The use of leverage is generally considered a speculative investment technique and increases the risks associated with investing in our securities. The amount of leverage that we employ will depend on the Advisor’s and our Board’s assessment of market and other factors at the time of any proposed borrowing. We cannot assure you that we will be able to obtain credit at all or on terms acceptable to us. For example, due to the interplay of the 1940 Act restrictions on principal and joint transactions and the U.S. risk retention rules adopted pursuant to Section 941 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”), as a BDC we are currently unable to enter into any securitization transactions. We cannot assure you that the SEC or any other regulatory authority will modify such regulations or provide administrative guidance that would permit us to enter into securitizations, whether on a timely basis or at all. We may issue senior debt securities to banks, insurance companies and other lenders. Lenders of these senior securities will have fixed dollar claims on our assets that are superior to the claims of our common stockholders, and we would expect such lenders to seek recovery against our assets in the event of a default. We may pledge up to 100% of our assets and may grant a security interest in all of our assets under the terms of any debt instruments we may enter into with lenders. In addition, under the terms of our credit facilities or future credit facilities we enter into, we are likely to be required by its terms to use the net proceeds of any investments that we sell to repay a portion of the amount borrowed under such facility or instrument before applying such net proceeds to any other uses. If the value of our assets decreases, leveraging would cause our NAV to decline more sharply than it otherwise would have had we not leveraged, thereby magnifying losses or eliminating our equity stake in a leveraged investment. Similarly, any decrease in our net investment income will cause our net income to decline more sharply than it would have had we not borrowed. Such a decline would also negatively affect our ability to make distributions on our common stock or any outstanding preferred stock. Our ability to service our debt depends largely on our financial performance and is subject to prevailing economic conditions and competitive pressures. Our common stockholders bear the burden of any increase in our expenses as a result of our use of leverage, including interest expenses and any increase in the base management fee payable to the Advisor.

As a BDC, we generally are required to meet a coverage ratio of total assets to total borrowings and other senior securities, which include our borrowings credit facilities and issuances of senior unsecured notes and any preferred stock that we may issue in the future (although we do not anticipate issuing preferred stock in the next 12 months). The current asset coverage ratio applicable to the Company is 150%. If this ratio were to decline below the then applicable minimum asset coverage ratio, we would be unable to incur additional debt and could be required to sell a portion of our investments to repay some debt when it is disadvantageous to do so. This could have a material adverse effect on our operations, and we may not be able to make distributions in amounts sufficient to maintain our status as a RIC, or at all.

The following table illustrates the effect of leverage on returns from an investment in our shares assuming various annual returns on our portfolio, net of expenses. The calculations in the table below are hypothetical, and actual returns may be higher or lower than those appearing in the table below:

Effects of Leverage
Assumed Return on Portfolio (Net of Expenses)	-10%	-5%	0%	5%	10%
Corresponding return to common stockholder(1)	-21.5%	-13.3%	5.2%	3.0%	11.1%

____________

(1)      Based on (i) $2.0 billion in total assets as of September 30, 2024, (ii) $788.0 million in outstanding indebtedness as of September 30, 2024, (iii) $1.2 billion in net assets as of September 30, 2024 and (iv) an annualized average interest rate, including fees (such as fees on undrawn amounts and amortization of financing costs), on our indebtedness, as of September 30, 2024, of 7.8%.

Based on an outstanding indebtedness of $788.0 million as of September 30, 2024 and the weighted average effective annual interest rate, including fees (such as fees on undrawn amounts and amortization of financing costs), of 7.8% as of that date, our investment portfolio at fair value would have had to produce an annual return of approximately 3.2% to cover annual interest payments on the outstanding debt.

Risks Relating to Our Investments

We are subject to risks associated with our investments in unitranche secured loans and securities, including the potential loss of all or part of such investments.

We invest in unitranche secured loans, which are a combination of senior secured and junior secured debt in the same facility. Unitranche secured loans provide all of the debt needed to finance a leveraged buyout or other corporate transaction, both senior and junior, but generally in a first-lien position, while the borrower generally pays a blended, uniform interest rate rather than different rates for different tranches. Unitranche secured debt generally requires payments of both principal and interest throughout the life of the loan. Generally, we expect these securities to carry a blended yield that is between senior secured and junior debt interest rates. Unitranche secured loans provide a number of advantages for borrowers, including the following: simplified documentation, greater certainty of execution and reduced decision-making complexity throughout the life of the loan. In some cases, a portion of the total interest may accrue or be paid in kind. Because unitranche secured loans combine characteristics of senior and junior financing, unitranche secured loans have risks similar to the risks associated with senior secured and second-lien loans and junior debt in varying degrees according to the combination of loan characteristics of the unitranche secured loan.

Our investments in securities that are rated below investment grade (i.e. “junk bonds”) may be risky and we could lose all or part of our investments.

We invest in securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. Below investment grade securities, which are often referred to as “junk,” have predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. They may also be difficult to value and illiquid. The major risks of below investment grade securities include:

Below investment grade securities may be issued by less creditworthy issuers. Issuers of below investment grade securities may have a larger amount of outstanding debt relative to their assets than issuers of investment grade securities. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of holders of below investment grade securities, leaving few or no assets available to repay holders of below investment grade securities.

Prices of below investment grade securities are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of below investment grade securities than on other higher-rated fixed-income securities.

Issuers of below investment grade securities may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

Below investment grade securities frequently have redemption features that permit an issuer to repurchase the security from us before it matures. If the issuer redeems below investment grade securities, we may have to invest the proceeds in securities with lower yields and may lose income.

Below investment grade securities may be less liquid than higher-rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the below investment grade securities market, and there may be significant differences in the prices quoted by the dealers. Judgment may play a greater role in valuing these securities and we may be unable to sell these securities at an advantageous time or price.

We may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

The credit rating of a high-yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

We are subject to risks under hedging transactions and our ability to enter into transactions involving derivatives and financial commitment transactions may be limited.

Though we do not engage in hedging transactions as a principal investment strategy, we may in the future engage in hedging transactions in the form of interest rate swaps, caps, collars and floors, intended to limit our exposure to interest rate fluctuations to the limited extent such transactions are permitted under the 1940 Act and applicable commodities laws. Engaging in hedging transactions would entail additional risks to our stockholders.

In addition, we are subject to legislation that limits our ability to enter into such transactions. For example, in August 2022, Rule 18f-4 under the 1940 Act, regarding the ability of a BDC (or a registered investment company) to use derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions), became effective. Under the rule, BDCs that make significant use of derivatives are required to operate subject to a value-at-risk leverage limit, adopt a derivatives risk management program and appoint a derivatives risk manager, and comply with various testing and board reporting requirements. These requirements apply unless the BDC qualifies as a “limited derivatives user,” as defined under the adopted rules. Under the rule, a BDC may enter into an unfunded commitment agreement that is not a derivatives transaction, such as an agreement to provide financing to a portfolio company, if the BDC has, among other things, a reasonable belief, at the time it enters into such an agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as it becomes due. The Company intends to operate under the limited derivatives user exemption of Rule 18f-4 and has adopted written policies and procedures reasonably designed to manage the Company’s derivatives risk pursuant to Rule 18f-4. Collectively, these requirements may limit our ability to use derivatives and/or enter into certain other financial contracts. We qualify as a “limited derivatives user,” and as a result the requirements applicable to us under Rule 18f-4 may limit our ability to use derivatives and enter into certain other financial contracts. However, if we fail to qualify as a limited derivatives user and become subject to the additional requirements under Rule 18f-4, compliance with such requirements may increase cost of doing business, which could have a material adverse effect on our business, financial condition, results of operations, and cash flows. Future legislation or rules may modify how we treat derivatives and other financial arrangements for purposes of our compliance with the leverage limitations of the 1940 Act and, therefore, may increase or decrease the amount of leverage currently available to us under the 1940 Act, which may be materially adverse to us and our stockholders.

In each such case, we generally would seek to hedge against fluctuations of the relative values of our portfolio positions from changes in market interest rates. Hedging against a decline in the values of our portfolio positions would not eliminate the possibility of fluctuations in the values of such positions or prevent losses if the values of the positions declined. However, such hedging could establish other positions designed to gain from those same developments, thereby offsetting the decline in the value of such portfolio positions. Such hedging transactions could also limit the opportunity for gain if the values of the underlying portfolio positions increased. Moreover, it might not be possible to hedge against an exchange rate or interest rate fluctuation that was so generally anticipated that we would not be able to enter into a hedging transaction at an acceptable price. Use of a hedging transaction could involve counterparty credit risk.

The success of any hedging transactions we may enter into will depend on our ability to correctly predict movements in interest rates. Therefore, while we may enter into hedging transactions to seek to reduce interest rate risks, unanticipated changes in interest rates could result in poorer overall investment performance than if we had not engaged in any such hedging transactions. In addition, the degree of correlation between price movements of the instruments used in a hedging strategy and price movements in the portfolio positions being hedged could vary. Moreover, for a variety of reasons, we might not seek to (or be able to) establish a perfect correlation between the hedging instruments and the portfolio holdings being hedged. Any such imperfect correlation could prevent us from achieving the intended hedge and expose us to risk of loss. Our ability to engage in hedging transactions may also be adversely affected by rules adopted by the CFTC.

Our investments in the Trading Companies & Distributors industry face considerable uncertainties including significant regulatory challenges.

Our investments in portfolio companies that operate in the Trading Companies & Distributors industry represent approximately 14.6% of our total portfolio as of September 30, 2024. Portfolio companies in the Trading Companies & Distributors sector are subject to many risks, including the negative impact of regulation, a competitive marketplace, decreased consumer demand and supply-chain disruptions. In recent years, supply-chain disruptions and global trade policies have had a negative impact on these industries and as Trading Companies & Distributors represent a significant portion of our investments, such adverse business and/or economic conditions have also impacted our portfolio. Adverse economic, business, or regulatory developments affecting the Trading Companies & Distributors sector, including trade policies, treaties and tariffs between the United States and other countries, could have a negative impact on the value of our investments in portfolio companies operating in this industry, and therefore could negatively impact our business and results of operations.

Risks Relating to Our Floating Rate Investments

We primarily invest in loans with floating interest rates and are exposed to increased risks associated with changes in floating interest rates.

Interest rate risk refers to the risk of market changes in interest rates. Interest rate changes affect the value of debt. In general, rising interest rates will negatively impact the price of fixed rate debt, and falling interest rates will have a positive effect on price. Adjustable-rate debt also reacts to interest rate changes in a similar manner, although generally to a lesser degree. As of September 30, 2024, 100% of our debt investments had floating interest rates, such as SOFR, the Effective Federal Funds Rate or the Prime Rate. General interest rate fluctuations may have a substantial negative impact on our investments, the value of our securities and our rate of return on invested capital.

Interest rate sensitivity is generally larger and less predictable in debt with uncertain payment or prepayment schedules. Further, rising interest rates make it more difficult for borrowers to repay debt, which could increase the risk of payment defaults. Any failure of one or more portfolio companies to repay or refinance its debt at or prior to maturity or the inability of one or more portfolio companies to make ongoing payments following an increase in contractual interest rates could have a material adverse effect on our business, financial condition, results of operations and cash flows. Rising interest rates could also cause portfolio companies to shift cash from other productive uses to the payment of interest, which may have a material adverse effect on their business and operations and could, over time, lead to increased defaults.

During any period of higher-than-normal levels of inflation, such as the current inflationary environment, interest rates typically increase. Higher interest rates will increase the cost of our borrowings and may reduce returns to stockholders (including resulting in lower dividend payments by us). Because we have borrowed money to finance investments, our net investment income depends in part on the difference between the rate at which we borrow funds and the rate that our investments yield. As a result, we can offer no assurance that a significant change in interest rates will not have a material adverse effect on our net investment income.

Further, in response to rising risk-free interest rates, market participants could require higher rates of interest on the types of loans and credit investments that we own, which would decrease the value of those investments. The U.S. Federal Reserve Board (the “Fed”) has sharply raised interest rates in recent years, and they remain near their highest levels in over twenty years. Other central banks globally have implemented similar rate increases. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, or general economic conditions). Although recently both the Fed and other central banks globally have begun lowering rates, there is no certainty that further reductions will occur. There is no assurance that the actions being taken by the Fed will improve the outlook for long-term inflation or whether they might result in a recession. A recession could lead to declined employment, global demand destruction and/or business failures, which may result in a decline in the value of our portfolio.

Our investments may carry lower yields and could result in a decline in the value of our portfolio over time due to our exposure to floating rate interest rates.

Investments with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction of income received from our floating rate investments and may adversely affect the value of our shares of common stock. Generally, floating rate investments carry lower yields than fixed rate investments of the same maturity. Moreover, the interest rate for a floating rate investment resets or adjusts periodically by reference to a benchmark interest rate, such as the Secured Overnight Financing Rate (“SOFR”), Sterling Overnight

Interbank Average Rate (“SONIA”) and other similar types of reference rates (each, a “Reference Rate”).The Reference Rates used in our investments may be amended through government regulations, market-wide protocols, fallback contractual provisions or otherwise, and it is not possible to exhaustively identify or predict the effect such changes could have on the value of our portfolio over time as a result of any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the United States or elsewhere. The successor or substitute Reference Rate and any adjustments selected may negatively impact our investments, performance and financial condition. In addition, any successor or substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect our performance and/or NAV, and may expose us to additional tax, accounting and regulatory risks.

Risks Relating to Our Common Stock

Prior to our IPO, there was no public market for our shares of common stock, and we cannot assure you that the market for our shares of common stock will be sustained or that the market price of our shares of common stock will not decline. Our common stock share price may be volatile and may fluctuate substantially.

Our shares of common stock are listed on The New York Stock Exchange under the symbol “KBDC.” We cannot assure you that the trading market for our shares of common stock will be sustained. In addition, we cannot predict the prices at which our shares of common stock will trade. Shares of closed-end investment companies, including BDCs, frequently trade at a discount from their net asset value and our shares may also be discounted in the market. This characteristic of closed-end investment companies is separate and distinct from the risk that our net asset value per share may decline. We cannot predict whether our shares of common stock will trade at, above or below net asset value. The risk of loss associated with this characteristic of closed-end management investment companies may be greater for investors expecting to sell shares of common stock purchased in this offering. In addition, if our shares of common stock trade below its net asset value per share, we will generally not be able to sell additional shares of common stock to the public at its market price without first obtaining the approval of a majority of our stockholders (including a majority of our unaffiliated stockholders) and our independent directors for such issuance.

The market price and liquidity of the market for our shares of common stock may be significantly affected by numerous factors, some of which are beyond our control and may not be directly related to our operating performance. These factors include:

•        significant volatility in the market price and trading volume of securities of BDCs or other companies in the sector in which we operate, which are not necessarily related to the operating performance of these companies;

•        changes in regulatory policies or tax guidelines, particularly with respect to RICs or BDCs;

•        loss of RIC status;

•        changes in earnings or variations in operating results;

•        changes in the value of our portfolio of investments;

•        any shortfall in revenue or net income or any increase in losses from levels expected by investors or securities analysts;

•        departure of key personnel from our Advisor;

•        operating performance of companies comparable to us;

•        general economic trends and other external factors; and

•        loss of a major funding source.

Sales of substantial amounts of our shares of common stock in the public market may have an adverse effect on the market price of our shares of common stock.

Upon completion of the IPO, we had 71,116,459 shares of common stock outstanding. The shares of common stock sold in the IPO are freely tradable without restriction or limitation under the Securities Act.

Any shares purchased in the IPO or owned by our affiliates, as defined in the Securities Act, are subject to the public information, manner of sale and volume limitations of Rule 144 under the Securities Act. The remaining shares of common stock outstanding upon the completion of the IPO are “restricted securities” under the meaning of Rule 144 promulgated under the Securities Act and may only be sold if such sale is registered under the Securities Act or exempt from registration, including the exemption under Rule 144.

In addition, the shares owned by our current stockholders are subject to lock-up restrictions.

Following the IPO and the expiration of applicable lock-up periods, subject to applicable securities laws, sales of substantial amounts of our shares of common stock, or the perception that such sales could occur, could adversely affect the prevailing market prices for our shares of common stock. If this occurs, it could impair our ability to raise additional capital through the sale of equity securities should we desire to do so. We cannot predict what effect, if any, future sales of securities, or the availability of securities for future sales, will have on the market price of our shares of common stock prevailing from time to time.

Trading in our shares may be limited and our shares may trade below NAV.

We cannot assure you that a public trading market can be sustained. Shares of companies offered in an initial public offering often trade at a discount to the initial offering price due to underwriting discounts and related offering expenses. Also, shares of closed-end investment companies and BDCs frequently trade at a discount from their NAV. This characteristic of closed-end investment companies is separate and distinct from the risk that our NAV per share may decline. At times, our shares of common stock have traded at a premium to net asset value and at times our shares of common stock have traded at a discount to the net assets attributable to those shares. We cannot predict whether our shares of common stock will trade at, above or below NAV.

Effects of Leverage [Text Block]

The following table illustrates the effect of leverage on returns from an investment in our shares assuming various annual returns on our portfolio, net of expenses. The calculations in the table below are hypothetical, and actual returns may be higher or lower than those appearing in the table below:

Effects of Leverage
Assumed Return on Portfolio (Net of Expenses)	-10%	-5%	0%	5%	10%
Corresponding return to common stockholder(1)	-21.5%	-13.3%	5.2%	3.0%	11.1%

____________

(1)      Based on (i) $2.0 billion in total assets as of September 30, 2024, (ii) $788.0 million in outstanding indebtedness as of September 30, 2024, (iii) $1.2 billion in net assets as of September 30, 2024 and (iv) an annualized average interest rate, including fees (such as fees on undrawn amounts and amortization of financing costs), on our indebtedness, as of September 30, 2024, of 7.8%.

Effects of Leverage [Table Text Block]

The following table illustrates the effect of leverage on returns from an investment in our shares assuming various annual returns on our portfolio, net of expenses. The calculations in the table below are hypothetical, and actual returns may be higher or lower than those appearing in the table below:

Effects of Leverage
Assumed Return on Portfolio (Net of Expenses)	-10%	-5%	0%	5%	10%
Corresponding return to common stockholder(1)	-21.5%	-13.3%	5.2%	3.0%	11.1%

____________

(1)      Based on (i) $2.0 billion in total assets as of September 30, 2024, (ii) $788.0 million in outstanding indebtedness as of September 30, 2024, (iii) $1.2 billion in net assets as of September 30, 2024 and (iv) an annualized average interest rate, including fees (such as fees on undrawn amounts and amortization of financing costs), on our indebtedness, as of September 30, 2024, of 7.8%.

Return at Minus Ten [Percent]	[14]	(21.50%)
Return at Minus Five [Percent]	[14]	(13.30%)
Return at Zero [Percent]	[14]	5.20%
Return at Plus Five [Percent]	[14]	3.00%
Return at Plus Ten [Percent]	[14]	11.10%
Effects of Leverage, Purpose [Text Block]

The following table illustrates the effect of leverage on returns from an investment in our shares assuming various annual returns on our portfolio, net of expenses. The calculations in the table below are hypothetical, and actual returns may be higher or lower than those appearing in the table below:

Share Price [Table Text Block]

PRICE RANGE OF COMMON STOCK AND DISTRIBUTIONS

Our common stock commenced trading on the NYSE under the symbol “KBDC” on May 22, 2024. Prior to our IPO, the shares of our common stock were offered and sold in transactions exempt from registration under the Securities Act. As such there was no public market for shares of our common stock prior to May 22, 2024. In addition, shares of closed-end investment companies, including BDCs, frequently trade at a discount to their net asset values (and since our IPO, shares of our common stock have traded at a discount and a premium to net asset value).

The following table sets forth, for each fiscal quarter since our common stock commenced trading on the NYSE, (i) the NAV per share of our common stock as of the applicable period end, (ii) the range of high and low closing sales prices of our common stock as reported on the NYSE during the applicable period, and (iii) the closing high and low sales prices as a premium (discount) to NAV during the relevant period.

		Closing Sales Price		Premium (Discount) of High Sales Price to NAV	Premium (Discount) of Low Sales Price to NAV
	NAV	High	Low
Fiscal Year Ending December 31, 2024
Third Fiscal Quarter	$16.70	$16.40	$15.70	(1.8)%	(6.0)%
Second Fiscal Quarter (from May 22, 2024 through June 30, 2024)	$16.57	$16.55	$15.95	(0.1)%	(3.7)%

____________

(1)     NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding shares at the end of each period.

(2)      Closing sales price as provided by the NYSE.

(3)      Calculated as of the respective high or low closing sales price divided by the quarter end NAV and subtracting 1.

On February 13, 2025, the reported closing sales price of our common stock was $17.42 per share. As of September 30, 2024, we had 504 stockholders of record, which did not include stockholders for whom shares are held in “nominee” or “street name”.

Shares of BDCs may trade at a market price that is less than the value of the net assets attributable to those shares. The possibility that shares of our common stock will trade at a discount from NAV or at premiums that are unsustainable over the long term is separate and distinct from the risk that our NAV will decrease. At times, our shares of common stock have traded at a premium to net asset value and at times our shares of common stock have traded at a discount to the net assets attributable to those shares. It is not possible to predict whether the shares offered hereby will trade at, above or below NAV.

Lowest Price or Bid			15.95				15.7
Highest Price or Bid			$ 16.55				$ 16.4
Highest Price or Bid, Premium (Discount) to NAV [Percent]			(0.10%)				(1.80%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]			(3.70%)				(6.00%)
NAV Per Share			$ 16.57		$ 16.57		$ 16.7
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF OUR CAPITAL STOCK

The following description is based on relevant portions of the DGCL and our certificate of incorporation and bylaws. This summary is not necessarily complete, and we refer you to the DGCL and the full text of our certificate of incorporation and bylaws for a more detailed description of the provisions summarized below.

Capital Stock

Our authorized stock consists of 100 million shares of common stock, par value $0.001 per share, and 1,000,000 shares of preferred stock, par value $0.001 per share. There are no outstanding options or warrants to purchase our shares of common stock. No stock has been authorized for issuance under any equity compensation plans. Under Delaware law, our stockholders generally are not personally liable for our debts or obligations.

The following is authorized and outstanding classes of securities of the Company as of February 13, 2025:

Title of Class(1)	(2) Amount Authorized	(3) Amount Held by us or for Our Account	(4) Amount Outstanding Exclusive of Amounts Shown Under(3)
Common Stock	100,000,000	0	71,059,689
Preferred Stock	1,000,000	0	0

Under our certificate of incorporation, our Board is authorized to classify and reclassify any unissued shares of stock into other classes or series of stock and authorize the issuance of shares of stock without obtaining stockholder approval. As permitted by the DGCL, our certificate of incorporation provides that the Board, without any action by our stockholders, may amend the certificate of incorporation from time to time to increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that we have authority to issue.

All of our shares of common stock have equal rights as to earnings, assets, dividends and other distributions and voting and, when they are issued, will be duly authorized, validly issued, fully paid and nonassessable. Distributions may be paid to the holders of our common stock if, as and when authorized by our Board and declared by us out of assets legally available therefor. Our shares of common stock have no preemptive, exchange, conversion or redemption rights and are freely transferable, except when their transfer is restricted by federal and state securities laws or by contract. In the event of our liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time. Each share of our common stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of directors. Except as provided with respect to any other class or series of stock, the holders of our common stock will possess exclusive voting power. There is no cumulative voting in the election of directors, which means that holders of a majority of the outstanding shares of common stock can elect all of our directors, and holders of less than a majority of such shares will not be able to elect any directors.

Outstanding Securities [Table Text Block]

The following is authorized and outstanding classes of securities of the Company as of February 13, 2025:

Title of Class(1)	(2) Amount Authorized	(3) Amount Held by us or for Our Account	(4) Amount Outstanding Exclusive of Amounts Shown Under(3)
Common Stock	100,000,000	0	71,059,689
Preferred Stock	1,000,000	0	0

Risks Relating to This Offering [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Relating to This Offering

The number of shares being registered for sale is significant in relation to the number of our outstanding shares of common stock and the sale of the shares by the selling stockholder could increase volatility in the market price of our common stock, including by depressing the price of our common stock.

We have filed a registration statement of which this prospectus is a part to register 12,181,352 shares offered hereunder for sale into the public market by the selling stockholder. These shares represent approximately 17.1% of our issued and outstanding common stock as of February 13, 2025. The selling stockholder may resell all, some, or none of the shares offered hereby at its discretion and, if sold in the market all at once or at about the same time, the sale could increase volatility in the market price of our common stock during the period the registration statement remains effective, including by depressing the price our common stock and could also affect our ability to raise equity capital.

It is not possible to predict the actual number of shares the selling stockholder will sell under this offering, or the actual gross proceeds resulting from those sales. Further, we will not receive any of the proceeds from the sale of the shares offered hereby.

This prospectus relates to the proposed resale, from time to time, in one or more offerings or series, by the selling stockholder of up to 12,181,352 shares of our common stock, which represent approximately 17.1% of our issued and outstanding common stock as of February 13, 2025. The selling stockholder may sell some, all, or none of the shares being offered for resale in this offering and there can be no assurance of when or if the selling stockholder will sell the shares.

Furthermore, all of the shares of common stock offered are being registered for the account of the selling stockholder. We will not receive any of the proceeds from the sale of the shares offered hereunder.

Investors who buy shares at different times will likely pay different prices.

The selling stockholder may resell all, some, or none of such shares in its discretion and at different times and prices. As a result, investors who purchase shares from the selling stockholder in this offering at different times may experience different outcomes in their investment results. Investors may experience a decline in the value of the shares they purchase from the selling stockholder in this offering as a result of future sales made by the selling stockholder at prices lower than the prices such investors paid for their shares in this offering.

Risks Relating to Our Business and Structure [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Relating to Our Business and Structure

Purchases of shares of our common stock by us under our open market repurchase program, including the Company Rule 10b5-1 Plan, may result in the price of shares of our common stock being higher than the price that otherwise might exist in the open market and are subject to our ability to finance such repurchases.

Our Board has authorized us to repurchase shares of our common stock through an open-market share repurchase program for up to $100 million in the aggregate of shares of our common stock within one year of the closing of the IPO. Pursuant to such authorization and concurrently with the closing of the IPO, we entered into the Company 10b5-1 Plan to acquire up to $100 million in the aggregate of shares of our Common Stock, in accordance with the guidelines specified in Rule 10b-18 and Rule 10b5-1 of the Exchange Act, and will otherwise be subject to applicable law, including Regulation M, which may prohibit purchases under certain circumstances. These activities may have the effect of maintaining the market price of shares our Common Stock or retarding a decline in the market price of the shares of our Common Stock, and, as a result, the price of our shares of Common Stock may be higher than the price that otherwise might exist in the open market.

In addition, we may further borrow under credit facilities and/or issue senior unsecured notes in the future in order to finance repurchases of shares. We can offer no assurance that we will be successful in obtaining suitable debt investments to finance purchases under the Company 10b5-1 Plan. Whether purchases will be made under the Company 10b5-1 Plan and how much will be purchased at any time is uncertain, dependent on prevailing market prices, trading volumes and our ability to finance repurchases, all of which we cannot predict.

Efforts to comply with the Exchange Act and the Sarbanes-Oxley Act will involve significant expenditures, and non-compliance would adversely affect us and the value of our shares of common stock.

As a public entity, we are subject to the reporting requirements of the Exchange Act and requirements of the Sarbanes-Oxley Act. These requirements may place a strain on our systems and resources. The Exchange Act requires that we file annual, quarterly and current reports with respect to our business and financial condition. The Sarbanes-Oxley Act requires that we maintain effective disclosure controls and procedures and internal controls over financial reporting, which are discussed below.

We have implemented procedures, processes, policies and practices for the purpose of addressing such standards and requirements applicable to public companies. Our management will be required to report on our internal control over financial reporting pursuant to Section 404 of the Sarbanes-Oxley Act. We will be required to review on an annual basis our internal control over financial reporting, and on a quarterly and annual basis to evaluate and disclose changes in our internal control over financial reporting. As a result, we expect to incur significant additional annual expenses related to these steps and, among other things, directors’ and officers’ liability insurance, director fees, reporting requirements of the SEC, expenses associated with corporate governance requirements, transfer agent fees, additional administrative expenses payable to the Administrator to compensate them for hiring additional accounting, legal and administrative personnel, increased auditing and legal fees and similar expenses. This process will also result in a diversion of management’s time and attention. We do not know when our evaluation, testing and remediation actions will be completed or its impact on our operations. In addition, we may be unable to ensure that the process is effective or that our internal control over financial reporting is or will be effective. In the event that we are unable to come into and maintain compliance with the Sarbanes-Oxley Act and related rules, we and the value of our securities would be adversely affected.

Our independent registered public accounting firm will not be required to attest to the effectiveness of our internal control over financial reporting until the date we are no longer an emerging growth company under the JOBS Act. Because we do not currently have comprehensive documentation of our internal control and have not yet tested our internal control in accordance with Section 404 of the Sarbanes-Oxley Act, we cannot conclude, as required by Section 404, that we do not have a material weakness in our internal control or a combination of significant deficiencies that could result in the conclusion that we have a material weakness in our internal control. If we are not able to implement the applicable requirements of Section 404 of the Sarbanes-Oxley Act in a timely manner or with adequate compliance, our operations, financial reporting or financial results could be adversely affected. Matters impacting our internal controls may cause us to be unable to report our financial information on a timely basis and thereby subject us to adverse regulatory consequences, including sanctions by the SEC, and result in a breach of the covenants under the agreements governing any of our financing arrangements. There could also be a negative reaction in the financial markets due to a loss of investor confidence in us and the reliability of our financial statements. Confidence in the reliability of our financial statements could also suffer if we or our independent registered public accounting firm were to report a material weakness in our internal controls over financial reporting. This could materially adversely affect us.

Our internal control over financial reporting may not prevent or detect misstatements because of its inherent limitations, including the possibility of human error, the circumvention or overriding of controls, or fraud. Even effective internal controls can provide only reasonable assurance with respect to the preparation and fair presentation of financial statements. If we fail to maintain the adequacy of our internal controls, including any failure to implement required new or improved controls, or if we experience difficulties in their implementation, our business and operating results could be harmed and we could fail to meet our financial reporting obligations.

We finance our investments with borrowings under credit facilities and issuances of senior unsecured notes, which will magnify the potential for gain or loss on amounts invested and may increase the risk of investing in us.

The use of leverage magnifies the potential for gain or loss on amounts invested. The use of leverage is generally considered a speculative investment technique and increases the risks associated with investing in our securities. The amount of leverage that we employ will depend on the Advisor’s and our Board’s assessment of market and other factors at the time of any proposed borrowing. We cannot assure you that we will be able to obtain credit at all or on terms acceptable to us. For example, due to the interplay of the 1940 Act restrictions on principal and joint transactions and the U.S. risk retention rules adopted pursuant to Section 941 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”), as a BDC we are currently unable to enter into any securitization transactions. We cannot assure you that the SEC or any other regulatory authority will modify such regulations or provide administrative guidance that would permit us to enter into securitizations, whether on a timely basis or at all. We may issue senior debt securities to banks, insurance companies and other lenders. Lenders of these senior securities will have fixed dollar claims on our assets that are superior to the claims of our common stockholders, and we would expect such lenders to seek recovery against our assets in the event of a default. We may pledge up to 100% of our assets and may grant a security interest in all of our assets under the terms of any debt instruments we may enter into with lenders. In addition, under the terms of our credit facilities or future credit facilities we enter into, we are likely to be required by its terms to use the net proceeds of any investments that we sell to repay a portion of the amount borrowed under such facility or instrument before applying such net proceeds to any other uses. If the value of our assets decreases, leveraging would cause our NAV to decline more sharply than it otherwise would have had we not leveraged, thereby magnifying losses or eliminating our equity stake in a leveraged investment. Similarly, any decrease in our net investment income will cause our net income to decline more sharply than it would have had we not borrowed. Such a decline would also negatively affect our ability to make distributions on our common stock or any outstanding preferred stock. Our ability to service our debt depends largely on our financial performance and is subject to prevailing economic conditions and competitive pressures. Our common stockholders bear the burden of any increase in our expenses as a result of our use of leverage, including interest expenses and any increase in the base management fee payable to the Advisor.

As a BDC, we generally are required to meet a coverage ratio of total assets to total borrowings and other senior securities, which include our borrowings credit facilities and issuances of senior unsecured notes and any preferred stock that we may issue in the future (although we do not anticipate issuing preferred stock in the next 12 months). The current asset coverage ratio applicable to the Company is 150%. If this ratio were to decline below the then applicable minimum asset coverage ratio, we would be unable to incur additional debt and could be required to sell a portion of our investments to repay some debt when it is disadvantageous to do so. This could have a material adverse effect on our operations, and we may not be able to make distributions in amounts sufficient to maintain our status as a RIC, or at all.

The following table illustrates the effect of leverage on returns from an investment in our shares assuming various annual returns on our portfolio, net of expenses. The calculations in the table below are hypothetical, and actual returns may be higher or lower than those appearing in the table below:

Effects of Leverage
Assumed Return on Portfolio (Net of Expenses)	-10%	-5%	0%	5%	10%
Corresponding return to common stockholder(1)	-21.5%	-13.3%	5.2%	3.0%	11.1%

____________

(1)      Based on (i) $2.0 billion in total assets as of September 30, 2024, (ii) $788.0 million in outstanding indebtedness as of September 30, 2024, (iii) $1.2 billion in net assets as of September 30, 2024 and (iv) an annualized average interest rate, including fees (such as fees on undrawn amounts and amortization of financing costs), on our indebtedness, as of September 30, 2024, of 7.8%.

Based on an outstanding indebtedness of $788.0 million as of September 30, 2024 and the weighted average effective annual interest rate, including fees (such as fees on undrawn amounts and amortization of financing costs), of 7.8% as of that date, our investment portfolio at fair value would have had to produce an annual return of approximately 3.2% to cover annual interest payments on the outstanding debt.

Risks Relating to Our Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Relating to Our Investments

We are subject to risks associated with our investments in unitranche secured loans and securities, including the potential loss of all or part of such investments.

We invest in unitranche secured loans, which are a combination of senior secured and junior secured debt in the same facility. Unitranche secured loans provide all of the debt needed to finance a leveraged buyout or other corporate transaction, both senior and junior, but generally in a first-lien position, while the borrower generally pays a blended, uniform interest rate rather than different rates for different tranches. Unitranche secured debt generally requires payments of both principal and interest throughout the life of the loan. Generally, we expect these securities to carry a blended yield that is between senior secured and junior debt interest rates. Unitranche secured loans provide a number of advantages for borrowers, including the following: simplified documentation, greater certainty of execution and reduced decision-making complexity throughout the life of the loan. In some cases, a portion of the total interest may accrue or be paid in kind. Because unitranche secured loans combine characteristics of senior and junior financing, unitranche secured loans have risks similar to the risks associated with senior secured and second-lien loans and junior debt in varying degrees according to the combination of loan characteristics of the unitranche secured loan.

Our investments in securities that are rated below investment grade (i.e. “junk bonds”) may be risky and we could lose all or part of our investments.

We invest in securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. Below investment grade securities, which are often referred to as “junk,” have predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. They may also be difficult to value and illiquid. The major risks of below investment grade securities include:

Below investment grade securities may be issued by less creditworthy issuers. Issuers of below investment grade securities may have a larger amount of outstanding debt relative to their assets than issuers of investment grade securities. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of holders of below investment grade securities, leaving few or no assets available to repay holders of below investment grade securities.

Prices of below investment grade securities are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of below investment grade securities than on other higher-rated fixed-income securities.

Issuers of below investment grade securities may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

Below investment grade securities frequently have redemption features that permit an issuer to repurchase the security from us before it matures. If the issuer redeems below investment grade securities, we may have to invest the proceeds in securities with lower yields and may lose income.

Below investment grade securities may be less liquid than higher-rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the below investment grade securities market, and there may be significant differences in the prices quoted by the dealers. Judgment may play a greater role in valuing these securities and we may be unable to sell these securities at an advantageous time or price.

We may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

The credit rating of a high-yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

We are subject to risks under hedging transactions and our ability to enter into transactions involving derivatives and financial commitment transactions may be limited.

Though we do not engage in hedging transactions as a principal investment strategy, we may in the future engage in hedging transactions in the form of interest rate swaps, caps, collars and floors, intended to limit our exposure to interest rate fluctuations to the limited extent such transactions are permitted under the 1940 Act and applicable commodities laws. Engaging in hedging transactions would entail additional risks to our stockholders.

In addition, we are subject to legislation that limits our ability to enter into such transactions. For example, in August 2022, Rule 18f-4 under the 1940 Act, regarding the ability of a BDC (or a registered investment company) to use derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions), became effective. Under the rule, BDCs that make significant use of derivatives are required to operate subject to a value-at-risk leverage limit, adopt a derivatives risk management program and appoint a derivatives risk manager, and comply with various testing and board reporting requirements. These requirements apply unless the BDC qualifies as a “limited derivatives user,” as defined under the adopted rules. Under the rule, a BDC may enter into an unfunded commitment agreement that is not a derivatives transaction, such as an agreement to provide financing to a portfolio company, if the BDC has, among other things, a reasonable belief, at the time it enters into such an agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as it becomes due. The Company intends to operate under the limited derivatives user exemption of Rule 18f-4 and has adopted written policies and procedures reasonably designed to manage the Company’s derivatives risk pursuant to Rule 18f-4. Collectively, these requirements may limit our ability to use derivatives and/or enter into certain other financial contracts. We qualify as a “limited derivatives user,” and as a result the requirements applicable to us under Rule 18f-4 may limit our ability to use derivatives and enter into certain other financial contracts. However, if we fail to qualify as a limited derivatives user and become subject to the additional requirements under Rule 18f-4, compliance with such requirements may increase cost of doing business, which could have a material adverse effect on our business, financial condition, results of operations, and cash flows. Future legislation or rules may modify how we treat derivatives and other financial arrangements for purposes of our compliance with the leverage limitations of the 1940 Act and, therefore, may increase or decrease the amount of leverage currently available to us under the 1940 Act, which may be materially adverse to us and our stockholders.

In each such case, we generally would seek to hedge against fluctuations of the relative values of our portfolio positions from changes in market interest rates. Hedging against a decline in the values of our portfolio positions would not eliminate the possibility of fluctuations in the values of such positions or prevent losses if the values of the positions declined. However, such hedging could establish other positions designed to gain from those same developments, thereby offsetting the decline in the value of such portfolio positions. Such hedging transactions could also limit the opportunity for gain if the values of the underlying portfolio positions increased. Moreover, it might not be possible to hedge against an exchange rate or interest rate fluctuation that was so generally anticipated that we would not be able to enter into a hedging transaction at an acceptable price. Use of a hedging transaction could involve counterparty credit risk.

The success of any hedging transactions we may enter into will depend on our ability to correctly predict movements in interest rates. Therefore, while we may enter into hedging transactions to seek to reduce interest rate risks, unanticipated changes in interest rates could result in poorer overall investment performance than if we had not engaged in any such hedging transactions. In addition, the degree of correlation between price movements of the instruments used in a hedging strategy and price movements in the portfolio positions being hedged could vary. Moreover, for a variety of reasons, we might not seek to (or be able to) establish a perfect correlation between the hedging instruments and the portfolio holdings being hedged. Any such imperfect correlation could prevent us from achieving the intended hedge and expose us to risk of loss. Our ability to engage in hedging transactions may also be adversely affected by rules adopted by the CFTC.

Our investments in the Trading Companies & Distributors industry face considerable uncertainties including significant regulatory challenges.

Our investments in portfolio companies that operate in the Trading Companies & Distributors industry represent approximately 14.6% of our total portfolio as of September 30, 2024. Portfolio companies in the Trading Companies & Distributors sector are subject to many risks, including the negative impact of regulation, a competitive marketplace, decreased consumer demand and supply-chain disruptions. In recent years, supply-chain disruptions and global trade policies have had a negative impact on these industries and as Trading Companies & Distributors represent a significant portion of our investments, such adverse business and/or economic conditions have also impacted our portfolio. Adverse economic, business, or regulatory developments affecting the Trading Companies & Distributors sector, including trade policies, treaties and tariffs between the United States and other countries, could have a negative impact on the value of our investments in portfolio companies operating in this industry, and therefore could negatively impact our business and results of operations.

Risks Relating to Our Floating Rate Investments

We primarily invest in loans with floating interest rates and are exposed to increased risks associated with changes in floating interest rates.

Interest rate risk refers to the risk of market changes in interest rates. Interest rate changes affect the value of debt. In general, rising interest rates will negatively impact the price of fixed rate debt, and falling interest rates will have a positive effect on price. Adjustable-rate debt also reacts to interest rate changes in a similar manner, although generally to a lesser degree. As of September 30, 2024, 100% of our debt investments had floating interest rates, such as SOFR, the Effective Federal Funds Rate or the Prime Rate. General interest rate fluctuations may have a substantial negative impact on our investments, the value of our securities and our rate of return on invested capital.

Interest rate sensitivity is generally larger and less predictable in debt with uncertain payment or prepayment schedules. Further, rising interest rates make it more difficult for borrowers to repay debt, which could increase the risk of payment defaults. Any failure of one or more portfolio companies to repay or refinance its debt at or prior to maturity or the inability of one or more portfolio companies to make ongoing payments following an increase in contractual interest rates could have a material adverse effect on our business, financial condition, results of operations and cash flows. Rising interest rates could also cause portfolio companies to shift cash from other productive uses to the payment of interest, which may have a material adverse effect on their business and operations and could, over time, lead to increased defaults.

During any period of higher-than-normal levels of inflation, such as the current inflationary environment, interest rates typically increase. Higher interest rates will increase the cost of our borrowings and may reduce returns to stockholders (including resulting in lower dividend payments by us). Because we have borrowed money to finance investments, our net investment income depends in part on the difference between the rate at which we borrow funds and the rate that our investments yield. As a result, we can offer no assurance that a significant change in interest rates will not have a material adverse effect on our net investment income.

Further, in response to rising risk-free interest rates, market participants could require higher rates of interest on the types of loans and credit investments that we own, which would decrease the value of those investments. The U.S. Federal Reserve Board (the “Fed”) has sharply raised interest rates in recent years, and they remain near their highest levels in over twenty years. Other central banks globally have implemented similar rate increases. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, or general economic conditions). Although recently both the Fed and other central banks globally have begun lowering rates, there is no certainty that further reductions will occur. There is no assurance that the actions being taken by the Fed will improve the outlook for long-term inflation or whether they might result in a recession. A recession could lead to declined employment, global demand destruction and/or business failures, which may result in a decline in the value of our portfolio.

Risks Relating to Our Common Stock [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Relating to Our Common Stock

Prior to our IPO, there was no public market for our shares of common stock, and we cannot assure you that the market for our shares of common stock will be sustained or that the market price of our shares of common stock will not decline. Our common stock share price may be volatile and may fluctuate substantially.

Our shares of common stock are listed on The New York Stock Exchange under the symbol “KBDC.” We cannot assure you that the trading market for our shares of common stock will be sustained. In addition, we cannot predict the prices at which our shares of common stock will trade. Shares of closed-end investment companies, including BDCs, frequently trade at a discount from their net asset value and our shares may also be discounted in the market. This characteristic of closed-end investment companies is separate and distinct from the risk that our net asset value per share may decline. We cannot predict whether our shares of common stock will trade at, above or below net asset value. The risk of loss associated with this characteristic of closed-end management investment companies may be greater for investors expecting to sell shares of common stock purchased in this offering. In addition, if our shares of common stock trade below its net asset value per share, we will generally not be able to sell additional shares of common stock to the public at its market price without first obtaining the approval of a majority of our stockholders (including a majority of our unaffiliated stockholders) and our independent directors for such issuance.

The market price and liquidity of the market for our shares of common stock may be significantly affected by numerous factors, some of which are beyond our control and may not be directly related to our operating performance. These factors include:

•        significant volatility in the market price and trading volume of securities of BDCs or other companies in the sector in which we operate, which are not necessarily related to the operating performance of these companies;

•        changes in regulatory policies or tax guidelines, particularly with respect to RICs or BDCs;

•        loss of RIC status;

•        changes in earnings or variations in operating results;

•        changes in the value of our portfolio of investments;

•        any shortfall in revenue or net income or any increase in losses from levels expected by investors or securities analysts;

•        departure of key personnel from our Advisor;

•        operating performance of companies comparable to us;

•        general economic trends and other external factors; and

•        loss of a major funding source.

Sales of substantial amounts of our shares of common stock in the public market may have an adverse effect on the market price of our shares of common stock.

Upon completion of the IPO, we had 71,116,459 shares of common stock outstanding. The shares of common stock sold in the IPO are freely tradable without restriction or limitation under the Securities Act.

Any shares purchased in the IPO or owned by our affiliates, as defined in the Securities Act, are subject to the public information, manner of sale and volume limitations of Rule 144 under the Securities Act. The remaining shares of common stock outstanding upon the completion of the IPO are “restricted securities” under the meaning of Rule 144 promulgated under the Securities Act and may only be sold if such sale is registered under the Securities Act or exempt from registration, including the exemption under Rule 144.

In addition, the shares owned by our current stockholders are subject to lock-up restrictions.

Following the IPO and the expiration of applicable lock-up periods, subject to applicable securities laws, sales of substantial amounts of our shares of common stock, or the perception that such sales could occur, could adversely affect the prevailing market prices for our shares of common stock. If this occurs, it could impair our ability to raise additional capital through the sale of equity securities should we desire to do so. We cannot predict what effect, if any, future sales of securities, or the availability of securities for future sales, will have on the market price of our shares of common stock prevailing from time to time.

Trading in our shares may be limited and our shares may trade below NAV.

We cannot assure you that a public trading market can be sustained. Shares of companies offered in an initial public offering often trade at a discount to the initial offering price due to underwriting discounts and related offering expenses. Also, shares of closed-end investment companies and BDCs frequently trade at a discount from their NAV. This characteristic of closed-end investment companies is separate and distinct from the risk that our NAV per share may decline. At times, our shares of common stock have traded at a premium to net asset value and at times our shares of common stock have traded at a discount to the net assets attributable to those shares. We cannot predict whether our shares of common stock will trade at, above or below NAV.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		2121 Avenue of the Stars
Entity Address, Address Line Two		9th Floor
Entity Address, City or Town		Los Angeles
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		90067
Contact Personnel Name		Matt Barbabella
Net Realized Capital [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	[15]	$ 121
Expense Example, Years 1 to 3	[15]	344
Expense Example, Years 1 to 5	[15]	532
Expense Example, Years 1 to 10	[15]	884
Net Investment Income [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	[16]	104
Expense Example, Years 1 to 3	[16]	302
Expense Example, Years 1 to 5	[16]	476
Expense Example, Years 1 to 10	[16]	$ 826
Corporate Credit Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[10]		$ 75,000,000	$ 198,000,000	$ 75,000,000	$ 237,000,000	$ 221,000,000	$ 192,000,000	$ 234,000,000	$ 269,000,000
Senior Securities Coverage per Unit	[11]		$ 2,890,000,000	$ 2,230,000,000	$ 2,890,000,000	$ 2,010,000,000	$ 2,510,000,000	$ 2,140,000,000	$ 1,980,000,000	$ 2,030,000,000
Preferred Stock Liquidating Preference	[12]
Senior Securities Average Market Value per Unit	[13]
Revolving Funding Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[10]		$ 389,000,000	$ 319,000,000	$ 389,000,000	$ 320,000,000	$ 409,000,000	$ 306,000,000	$ 306,000,000	$ 200,000,000
Senior Securities Coverage per Unit	[11]		$ 2,890,000,000	$ 2,230,000,000	$ 2,890,000,000	$ 2,010,000,000	$ 2,510,000,000	$ 2,140,000,000	$ 1,980,000,000	$ 2,030,000,000
Preferred Stock Liquidating Preference	[12]
Senior Securities Average Market Value per Unit	[13]
Revolving Funding Facility II [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[10],[17]		$ 83,000,000	$ 67,000,000	$ 83,000,000		$ 83,000,000		$ 70,000,000
Senior Securities Coverage per Unit	[11],[17]		$ 2,890,000,000	$ 2,230,000,000	$ 2,890,000,000		$ 2,510,000,000		$ 1,980,000,000
Preferred Stock Liquidating Preference	[12],[17]
Senior Securities Average Market Value per Unit	[13],[17]
Subscription Credit Agreement [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[10],[18]					$ 9,000,000		$ 25,000,000	$ 10,800,000	$ 108,000,000	$ 105,000,000
Senior Securities Coverage per Unit	[11],[18]					$ 2,010,000,000		$ 2,140,000,000	$ 1,980,000,000	$ 2,030,000,000	$ 2,170,000,000
Preferred Stock Liquidating Preference	[12],[18]
Senior Securities Average Market Value per Unit	[13],[18]
Loan and Security Agreement (LSA) [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[10],[19]										$ 162,000,000
Senior Securities Coverage per Unit	[11],[19]										$ 2,170,000,000
Preferred Stock Liquidating Preference	[12],[19]
Senior Securities Average Market Value per Unit	[13],[19]
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of net assets attributable to common stock
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Common Stock
Outstanding Security, Authorized [Shares]		100,000,000
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		71,059,689
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Preferred Stock
Outstanding Security, Authorized [Shares]		1,000,000
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		0
Securities [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Dividends [Text Block]		Distributions may be paid to the holders of our common stock if, as and when authorized by our Board and declared by us out of assets legally available therefor.
Security Voting Rights [Text Block]		Each share of our common stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of directors. Except as provided with respect to any other class or series of stock, the holders of our common stock will possess exclusive voting power. There is no cumulative voting in the election of directors, which means that holders of a majority of the outstanding shares of common stock can elect all of our directors, and holders of less than a majority of such shares will not be able to elect any directors.
Security Preemptive and Other Rights [Text Block]		Our shares of common stock have no preemptive, exchange, conversion or redemption rights and are freely transferable, except when their transfer is restricted by federal and state securities laws or by contract. In the event of our liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time.

[1]	To the extent the selling stockholder sells any shares of common stock covered by this prospectus pursuant to an underwritten offering, any sales load (underwriting discount and commission) with respect to the shares of our common stock sold by the selling stockholder in an underwritten offering, which is a fee paid to the underwriters by the selling stockholder, shall be disclosed in a related prospectus supplement.
[2]	Participants in the dividend reinvestment plan may withdraw at any time by giving notice to the DRIP administrator. There is no brokerage charge for reinvestment of dividends or distributions in common stock. However, all participants will pay a pro rata share of brokerage commissions incurred by the DRIP administrator when it makes open market purchases. If a DRIP participant elects to have the DRIP Administrator sell its shares in connection with a withdrawal from the DRIP, the DRIP administrator is authorized to deduct a $15 transaction fee plus a $0.10 per share brokerage commission from the proceeds.

The expenses of the dividend reinvestment plan are included in “other expenses” in the table above. Our common stockholders will ultimately bear indirectly the DRIP administrator’s fees. For additional information, see “Dividend Reinvestment Plan.”

[3]	To the extent the selling stockholder sells any shares of common stock covered by this prospectus pursuant to an underwritten offering, the selling stockholder shall provide a prospectus supplement containing specific information about the terms of the applicable offering. Any related prospectus supplement will disclose the estimated amount of offering expenses, the offering price and the estimated amount of offering expenses borne by the selling stockholder as a percentage of the offering price.
[4]	Includes management fees paid by Kayne Anderson BDC Financing, LLC (“KABDCF”) and Kayne Anderson BDC Financing II, LLC (“KABDCF II”), respectively.

The base management fee is calculated at an annual rate of 1.00% of the fair market value of our investments including, in each case, assets purchased with borrowings under credit facilities and issuances of senior unsecured notes, but excluding cash, U.S. government securities and commercial paper instruments maturing within one year of purchase.

[5]	Net assets employed as the denominator for expense ratio computation is $1,176 million.
[6]	Interest payments on borrowed funds represents an estimate of our annualized interest expense based on borrowings under credit facilities and issuances of senior unsecured notes. The assumed weighted average interest rate outstanding under our credit facilities and senior unsecured notes was 8.81%. We also will further borrow under credit facilities and/or issue senior unsecured notes in the future in order to finance our investments and may issue preferred stock, subject to our compliance with applicable requirements under the 1940 Act.

[7]	The Incentive Fee will consist of two components that are independent of each other, with the result that one component may be payable even if the other is not. A portion of the Incentive Fee is based on our income and a portion is based on our capital gains. The table reflects each incentive fee calculated at a rate of 15.0%. Amounts waived by the Advisor pursuant to the Fee Waiver Agreement are not subject to recoupment by the Advisor
[8]	“Other Expenses” includes estimated general and administrative expenses, professional fees and director fees and is based on amounts estimated for the current fiscal year. Includes expenses paid by KABDCF and KABCF II, respectively.
[9]	On March 6, 2024, the Company and the Advisor entered into the Fee Waiver Agreement, which became effective upon closing of the IPO and extends for at least 12 months from the closing of the IPO. Pursuant to the Fee Waiver Agreement, the Advisor has waived its right to receive the base management fee at an annual rate of 0.25% for one year following the completion of the IPO. The base management fee waiver pursuant to the Fee Waiver Agreement may only be terminated by the Board and may not be terminated by the Advisor. Amounts waived by the Advisor pursuant to the Fee Waiver Agreement will not be subject to recoupment by the Advisor.
[10]	Total amount of senior securities outstanding at the end of the period presented.
[11]	Asset coverage per unit is the ratio of the carrying value of our total assets, less all liabilities excluding indebtedness represented by senior securities in this table, to the aggregate amount of senior securities representing indebtedness. Asset coverage per unit is expressed in terms of dollar amounts per $1,000 of indebtedness and is calculated on a consolidated basis.
[12]	The amount to which such class of senior security would be entitled upon our involuntary liquidation in preference to any security junior to it.
[13]	Not applicable because the senior securities are not registered for public trading.
[14]	Based on (i) $2.0 billion in total assets as of September 30, 2024, (ii) $788.0 million in outstanding indebtedness as of September 30, 2024, (iii) $1.2 billion in net assets as of September 30, 2024 and (iv) an annualized average interest rate, including fees (such as fees on undrawn amounts and amortization of financing costs), on our indebtedness, as of September 30, 2024, of 7.8%.
[15]	Assumes no unrealized capital depreciation or realized capital losses and 5% annual return on our portfolio resulting entirely from net realized capital gains (and therefore subject to the capital gains incentive fee). Because our investment strategy involves investments that primarily generate current income, we believe that a 5% annual return resulting from realized capital gains is unlikely.
[16]	The income based incentive fee is subject to a 6.00% hurdle. Accordingly, no incentive fee would be payable in this example.
[17]	The Revolving Funding Facility II was entered into on December 22, 2023.
[18]	The Subscription Credit Agreement was terminated on April 1, 2024.
[19]	The Loan and Security Agreement (“LSA”) was terminated on February 18, 2022.